Loans, Borrowing and Other Financial Liabilities - Schedule of Maturities for Non-Current Loans and Borrowings Outstanding (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	$ 273,722
2026 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	210,937
2027 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	32,085
2028 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	14,244
>2029 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	$ 16,456